SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of movements of product warranty reserve

	Six Months Ended June 30,
	2025	2024
	US$	US$
Accrued warranty at the beginning of the period	24,048	7,022
Additions	5,244	8,790
Utilization	(6,034)	(1,541)
Foreign currency translation adjustment	1,315	(55)
Accrued warranty at the end of the period	24,573	14,216
Including:
– Current portion	4,207	2,259
– Non-current portion	20,366	11,957

Schedule of Concentration and Risk

	As of	As of
	June 30, 2025	December 31, 2024

	proportion of total accounts receivable balance
Geely Group	62.82%	37.72%

	Six Months Ended June 30,
	2025	2024

	proportion of total costs and expenses
Geely Group	48.76%	69.70%

	As of	As of
	June 30, 2025	December 31, 2024

	proportion of total payables balance
Geely Group	55.72%	60.39%